1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

July 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust

Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 53 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 56 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Western Asset Total Return ETF (the “Fund”). The Amendment incorporates the Trust’s responses to the staff’s comments provided with respect to previously filed Post-Effective Amendments with respect to the Fund which, at the staff’s request, were withdrawn.

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs. Under normal market conditions, the Fund will seek its investment objective by investing at least 80% of its assets in a portfolio comprised of fixed income securities, debt instruments, derivatives, equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non-convertible preferred securities, warrants, cash and cash equivalents, foreign currencies, and exchange-traded funds that provide exposure to these investments.

The Fund will be an actively-managed exchange-traded fund (“ETF”). The Trust and Legg Mason Partners Fund Advisor, LLC, the Fund’s manager, have received exemptive relief from the SEC to permit the Trust to offer fully transparent, actively-managed series (Inv. Co. Act Rel. Nos. 32360 (Nov. 16, 2016) (notice) and 32391 (Dec. 13, 2016) (order)).

As discussed with the staff, the Fund is working with its listing exchange, The NASDAQ Stock Market LLC (“NASDAQ”), to apply for a proposed rule change pursuant to Section 19b(b)(1) of the Securities and Exchange Act of 1934 and Rule 19b-4 thereunder since it will not comply with NASDAQ’s generic listing standards for actively-managed fixed income ETFs.

If you have any questions or comments, please call me at (202) 303-1124.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    MILAN     ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Neesa P. Sood, Willkie Farr & Gallagher LLP